NON-CONTROLLING INTEREST - Schedule of non-controlling interest (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
NON-CONTROLLING INTEREST
Share of net loss		$ (23,165)
Share of other comprehensive loss		(116,534)
Qinghai Found
NON-CONTROLLING INTEREST
Balance, Beginning		(156,366)
Share of net loss		(23,165)
Share of other comprehensive loss		(116,534)
Derecognition upon wind-up of a subsidiary	$ 296,065	$ 296,065